Bank Borrowings - Schedule of Contractual Repayment (Details)	Mar. 31, 2026 USD ($)
Schedule of Contractual Repayment [Abstract]
Year ending March 31, 2027	$ 61,505
Year ending March 31, 2028	54,728
Year ending March 31, 2029	56,428
Year ending March 31, 2030	13,138
Total bank borrowings	$ 185,799